Cash and cash equivalents	3 Months Ended
Mar. 31, 2011
Cash and cash equivalents [Abstract]
Cash and cash equivalents
7	Cash and cash equivalents

	March 31, 2011	December 31, 2010
	(unaudited)
Cash	923	560
Short-term investments	10,348	7,024

	11,271	7,584

All the above mentioned short-term investments are made through the use of low risk fixed income securities, in a way that: those denominated in Brazilian Reais are concentrated in investments indexed to the CDI, and those denominated in US dollars are mainly time deposits, with the original due date less than three months.